Financial risk management and impairment of financial assets - Credit risk and impairment (Details) £ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2026 GBP (£)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 GBP (£)
Financial risk management and impairment of financial assets
Restricted cash	£ 331		£ 1,224
Trade receivables | Accumulated impairment
Financial risk management and impairment of financial assets
loss allowance	0		0
Credit risk
Financial risk management and impairment of financial assets
Restricted cash and cash equivalents	1,224		1,224
Maximum exposure to credit risk	£ 326		£ 323
Currency risk | USD
Financial risk management and impairment of financial assets
Reasonably possible increase in risk assumption	2.00%
Increase (decrease) in profit (loss) from reasonably possible increase in risk assumption	£ 8,465
Reasonably possible decrease in risk assumption	2.00%
Increase (decrease) in other comprehensive income (loss) from reasonably possible increase in risk assumption	£ (6,950)
Balances with banks | $		$ 30,928